UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10481

Cohen & Steers Quality Income Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCK 104.0%
COMMUNICATIONS—TOWERS 1.1%
Crown Castle International Corp.	173,633	$16,399,637

REAL ESTATE 102.9%
DIVERSIFIED 2.0%
American Assets Trust(a),(b)	337,860	14,136,062
BGP Holdings PLC (EUR) (Australia)(c),(d)	3,927,678	55,728
Washington REIT	510,836	15,978,950
		30,170,740
HEALTH CARE 9.8%
HCP(a),(b)	1,296,650	40,559,212
Healthcare Trust of America, Class A(a)	1,246,447	39,213,223
Physicians Realty Trust(a),(b)	1,913,060	38,012,502
Ventas	397,337	25,842,798
		143,627,735
HOTEL 6.0%
Host Hotels & Resorts(a),(b)	2,954,387	55,128,862
Pebblebrook Hotel Trust	345,497	10,091,967
Sunstone Hotel Investors(a)	1,493,037	22,888,257
		88,109,086
INDUSTRIALS 5.6%
Prologis(a),(b)	1,574,497	81,684,904

NET LEASE 5.8%
Four Corners Property Trust	400,705	9,148,095
Gaming and Leisure Properties	615,634	20,574,488
Gramercy Property Trust	727,008	19,120,311
Spirit Realty Capital(a),(b)	3,574,515	36,209,837
		85,052,731
OFFICE 18.3%
Alexandria Real Estate Equities(a),(b)	308,406	34,085,031
Boston Properties(a),(b)	226,454	29,984,774
Douglas Emmett(a),(b)	828,297	31,806,605
Highwoods Properties	376,096	18,477,597
Hudson Pacific Properties(a),(b)	512,400	17,749,536
Kilroy Realty Corp.(a),(b)	553,215	39,875,737
SL Green Realty Corp.	343,072	36,578,337

	Number of Shares	Value
Vornado Realty Trust(a),(b)	599,555	$60,141,362
		268,698,979
RESIDENTIAL 22.9%
APARTMENT 14.7%
Apartment Investment & Management Co.(a)	385,952	17,116,971
Equity Residential(a),(b)	688,165	42,817,626
Essex Property Trust(a),(b)	203,237	47,055,463
Mid-America Apartment Communities	457,797	46,576,267
UDR(a),(b)	1,728,667	62,681,466
		216,247,793
MANUFACTURED HOME 2.6%
Sun Communities(a),(b)	474,661	38,129,518

SINGLE FAMILY 2.8%
Colony Starwood Homes(a),(b)	1,189,357	40,378,670

STUDENT HOUSING 2.8%
American Campus Communities(a)	867,553	41,286,847
TOTAL RESIDENTIAL		336,042,828

SELF STORAGE 7.3%
CubeSmart(a),(b)	744,443	19,325,740
Extra Space Storage(a),(b)	404,663	30,102,881
Public Storage(a),(b)	262,179	57,393,605
		106,822,226
SHOPPING CENTERS 13.1%
COMMUNITY CENTER 4.6%
Brixmor Property Group(a),(b)	1,301,102	27,921,649
Kimco Realty Corp.	448,270	9,902,284
Regency Centers Corp.(a),(b)	460,424	30,567,549
		68,391,482
REGIONAL MALL 8.5%
GGP(a),(b)	384,380	8,909,929
Simon Property Group(a),(b)	671,513	115,520,381
		124,430,310
TOTAL SHOPPING CENTERS		192,821,792

SPECIALTY 12.1%
CyrusOne(a),(b)	383,706	19,749,348
DuPont Fabros Technology	473,664	23,488,998

	Number of Shares	Value
Equinix(a),(b)	201,062	$80,499,193
Lamar Advertising Co., Class A	313,287	23,415,070
QTS Realty Trust, Class A(a)	614,136	29,939,130
		177,091,739
TOTAL REAL ESTATE		1,510,122,760
TOTAL COMMON STOCK (Identified cost—$1,078,944,553)		1,526,522,397

PREFERRED SECURITIES—$25 PAR VALUE 15.8%
BANKS 0.6%
GMAC Capital Trust I, 6.824%, due 2/15/40, Series 2 (TruPS) (FRN)(e)	250,000	6,357,500
Huntington Bancshares, 6.25%, Series D(f)	113,600	2,944,512
		9,302,012
BANKS—FOREIGN 0.7%
Barclays Bank PLC, 8.125%, Series 5 (United Kingdom)(a),(b),(f)	360,000	9,309,600

FINANCIAL—DIVERSIFIED FINANCIAL SERVICES 0.2%
KKR & Co. LP, 6.75%, Series A(f)	120,000	3,147,600

INDUSTRIALS 0.2%
CHS, 6.75%(f)	107,931	3,020,988

REAL ESTATE 14.1%
DIVERSIFIED 4.9%
Colony NorthStar, 8.25%, Series B(f)	78,261	1,997,221
Colony NorthStar, 8.50%, Series D(f)	191,097	4,947,501
Colony NorthStar, 8.75%, Series E(f)	172,107	4,528,135
Colony NorthStar, 8.50%, Series F(f)	364,975	9,197,370
DuPont Fabros Technology, 6.625%, Series C(f)	150,000	4,050,000
EPR Properties, 9.00%, Series E (Convertible)(a),(f)	251,000	8,983,290
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)(a),(f)	76,395	3,838,849
National Retail Properties, 5.70%, Series E(f)	175,615	4,390,375
National Retail Properties, 5.20%, Series F(f)	111,902	2,595,008
Urstadt Biddle Properties, 7.125%, Series F(f)	106,600	2,751,879
Urstadt Biddle Properties, 6.75%, Series G(f)	50,000	1,287,500
VEREIT, 6.70%, Series F(f)	710,890	18,269,873
Wells Fargo Real Estate Investment Corp., 6.375%, Series A(f)	207,537	5,447,846
		72,284,847
HOTEL 1.9%
Ashford Hospitality Trust, 7.375%, Series F(f)	216,000	5,320,080
Chesapeake Lodging Trust, 7.75%, Series A(a),(f)	200,000	5,028,000

	Number of Shares	Value
LaSalle Hotel Properties, 6.30%, Series J(f)	134,000	$3,296,400
Pebblebrook Hotel Trust, 6.50%, Series C(f)	160,000	4,041,600
Summit Hotel Properties, 6.45%, Series D(f)	123,000	3,095,295
Sunstone Hotel Investors, 6.95%, Series E(f)	180,000	4,581,000
Sunstone Hotel Investors, 6.45%, Series F(f)	127,100	3,195,929
		28,558,304
INDUSTRIALS 1.1%
Monmouth Real Estate Investment Corp., 7.875%, Series B(a),(f)	80,000	2,030,400
Monmouth Real Estate Investment Corp., 6.125%, Series C(f)	200,000	4,978,000
PS Business Parks, 5.75%, Series U(a),(f)	118,050	3,002,011
PS Business Parks, 5.70%, Series V(f)	120,000	3,028,800
STAG Industrial, 6.875%, Series C(f)	120,000	3,122,400
		16,161,611
OFFICE 1.5%
Corporate Office Properties Trust, 7.375%, Series L(a),(f)	160,000	4,038,400
SL Green Realty Corp., 6.50%, Series I(f)	197,446	5,034,873
Vornado Realty Trust, 6.625%, Series G(f)	180,000	4,617,000
Vornado Realty Trust, 6.625%, Series I(f)	172,420	4,420,849
Vornado Realty Trust, 5.70%, Series K(f)	136,024	3,467,252
		21,578,374
RESIDENTIAL 1.4%
APARTMENT 0.7%
Apartment Investment & Management Co., 6.875%(a),(b),(f)	204,000	5,387,640
Blue Rock Residential Growth REIT, 8.25%, Series A(f)	157,100	4,084,600
		9,472,240
MANUFACTURED HOME 0.2%
Equity Lifestyle Properties, 6.75%, Series C(f)	115,994	2,968,286

SINGLE FAMILY 0.5%
American Homes 4 Rent, 6.50%, Series D(f)	126,340	3,378,332
American Homes 4 Rent, 6.35%, Series E(f)	171,000	4,377,600
		7,755,932
TOTAL RESIDENTIAL		20,196,458
SELF STORAGE 0.1%
Public Storage, 4.90%, Series E(f)	80,000	1,799,200

SHOPPING CENTERS 2.4%
COMMUNITY CENTER 1.2%
Cedar Realty Trust, 7.25%, Series B(a),(f)	190,000	4,713,900

	Number of Shares	Value
DDR Corp., 6.50%, Series J(a),(f)	416,300	$10,469,945
Saul Centers, 6.875%, Series C(f)	99,725	2,521,048
		17,704,893
REGIONAL MALL 1.2%
GGP, Series A(f)	120,644	3,124,680
Pennsylvania REIT, 8.25%, Series A(f)	159,000	4,000,440
Pennsylvania REIT, 7.20%, Series C(f)	184,825	4,936,676
Taubman Centers, 6.25%, Series K(f)	187,582	4,687,674
		16,749,470
TOTAL SHOPPING CENTERS		34,454,363

SPECIALTY 0.8%
Digital Realty Trust, 7.375%, Series H(f)	200,000	5,500,000
Digital Realty Trust, 6.35%, Series I(f)	234,000	6,243,120
		11,743,120
TOTAL REAL ESTATE		206,776,277
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$217,720,187)		231,556,477

	Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES 7.3%
BANKS 1.8%
Bank of America Corp., 6.30%, Series DD(f)	$7,000,000		7,630,000
Citigroup, 6.125%, Series R(f)	4,000,000		4,225,000
Farm Credit Bank of Texas, 10.00%, Series I(a),(f)	6,000	†	7,365,000
Huntington Bancshares, 8.50%, Series A (Convertible)(f)	1,077	†	1,472,797
JPMorgan Chase & Co., 6.75%, Series S(f)	4,500,000		4,966,875
			25,659,672
BANKS—FOREIGN 3.0%
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)(f)	4,400,000		4,623,630
Barclays PLC, 8.25% (United Kingdom)(f)	4,001,000		4,214,933
BNP Paribas SA, 7.625%, 144A (France)(f),(g)	2,000,000		2,130,000

Credit Agricole SA, 8.125%, 144A (France)(f),(g)	2,000,000		2,137,500
Credit Suisse Group AG, 7.50%, 144A (Switzerland)(f),(g)	2,891,000		3,139,788
DNB Bank ASA, 6.50% (Norway)(f)	3,000,000		3,138,783
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(g)	4,000,000		4,740,000

	Principal Amount	Value
HBOS Capital Funding LP, 6.85% (United Kingdom)(f)	$2,600,000	$2,649,208
Lloyds Banking Group PLC, 7.50% (United Kingdom)(f)	4,000,000	4,240,400
Royal Bank of Scotland Group PLC, 7.648% (United Kingdom)(f)	4,000,000	4,740,000
Royal Bank of Scotland Group PLC, 8.625% (United Kingdom)(f)	4,300,000	4,493,500
UBS Group AG, 7.125% (Switzerland)(f)	4,200,000	4,392,679
		44,640,421
INSURANCE 0.9%
LIFE/HEALTH INSURANCE—FOREIGN 0.3%
La Mondiale Vie, 7.625% (France)(f)	4,750,000	5,142,388

PROPERTY CASUALTY 0.3%
Liberty Mutual Group, 7.80%, due 3/7/37, 144A(a),(g)	3,525,000	4,062,563

PROPERTY CASUALTY—FOREIGN 0.3%
QBE Insurance Group Ltd., 6.75%, due 12/2/44 (Australia)	4,052,000	4,426,810
TOTAL INSURANCE		13,631,761

REAL ESTATE 0.6%
DIVERSIFIED 0.4%
QCP SNF West/Central/East/AL REIT LLC, 8.125%, due 11/1/23, 144A(g)	6,000,000	6,255,000

SPECIALTY 0.2%
Equinix, 5.375%, due 5/15/27	3,000,000	3,105,000
TOTAL REAL ESTATE		9,360,000

TELECOMMUNICATION 0.6%
Qualitytech LP/QTS Finance Corp., 5.875%, due 8/1/22	7,824,000	8,058,720

UTILITIES 0.4%
Enel SpA, 8.75%, due 9/24/73, 144A (Italy)(g)	5,250,000	6,050,625
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$100,413,561)		107,401,199

Number of Shares
SHORT-TERM INVESTMENTS 3.0%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53%(h)	43,600,000	43,600,000

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$43,600,000)		$43,600,000
TOTAL INVESTMENTS (Identified cost—$1,440,678,301)	130.1%	1,909,080,073
LIABILITIES IN EXCESS OF OTHER ASSETS	(30.1)	(441,206,904)
NET ASSETS (Equivalent to $13.45 per share based on 109,161,402 shares of common stock outstanding)	100.0%	$1,467,873,169

Glossary of Portfolio Abbreviations

EUR	Euro Currency
FRN	Floating Rate Note
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities

Note: Percentages indicated are based on the net assets of the Fund.

(a)         All or a portion of the security is pledged as collateral in connection with the Fund’s credit agreement. $949,900,038 in aggregate has been pledged as collateral.

(b)         A portion of the security has been rehypothecated in connection with the Fund’s credit agreement. $417,787,971 in aggregate has been rehypothecated.

(c)          Illiquid security. Aggregate holdings equal 0.0% of the net assets of the Fund.

(d)         Non-income producing security.

(e)          Variable rate. Rate shown is in effect at March 31, 2017.

(f)           Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.

(g)          Resale is restricted to qualified institutional investors. Aggregate holdings amounting to $28,515,476 or 1.9% of the net assets of the Fund, of which 0.0% are illiquid.

(h)         Rate quoted represents the annualized seven-day yield of the fund.

†                 Represents shares.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of March 31, 2017.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments carried at value:

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

		Quoted Prices in Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock —
Real Estate - Diversified	$30,170,740	$30,115,012	$—	$55,728	(a)
Other Industries	1,496,351,657	1,496,351,657	—	—
Preferred Securities — $25 Par Value	231,556,477	231,556,477	—	—
Preferred Securities — Capital Securities:
Banks	25,659,672	1,472,797	24,186,875	—
Other Industries	81,741,527	—	81,741,527	—
Short-Term Investments	43,600,000	—	43,600,000	—
Total Investments(b)	$1,909,080,073	$1,759,495,943	$149,528,402	$55,728

(a)         BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

(b)         Portfolio holdings are disclosed individually on the Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock- Real Estate-Diversified
Balance as of December 31, 2016	$216,646
Sales(a)	(175,688)
Realized gain (loss)(a)	175,688
Change in unrealized appreciation (depreciation)(a)	(160,918)
Balance as of March 31, 2017	$55,728

(a) Amount represents proceeds received as part of a liquidating distribution from BGP Holdings PLC and is included in change in unrealized appreciation (depreciation).

The change in unrealized appreciation (depreciation) attributable to securities owned on March 31, 2017 which were valued using significant unobservable inputs (Level 3) amounted to $14,770.

The following table summarizes the quantitive inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value at March 31, 2017	Valuation Technique	Unobservable Inputs	Input Values
Common Stock-Real Estate-Diversified	$55,728	Estimated Distributions Less Discount Rate	Discount Rate	20.00%

The significant unobservable inputs utilized in the fair value measurement of the Fund’s Level equity investment in Common Stock-Real Estate-Diversified is a discount rate to reflect the uncertainty regarding the amount and timing of distributions. Significant increases (decreases) in these inputs may result in a materially lower (higher) fair value measurement.

Note 2.   Income Tax Information

As of March 31, 2017, the federal tax cost and net unrealized appreciation (depreciation) in value of securities held were as follows:

Cost for federal income tax purposes	$1,440,678,301
Gross unrealized appreciation	$475,048,386
Gross unrealized depreciation	(6,646,614)
Net unrealized appreciation (depreciation)	$468,401,772

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Principal Financial Officer

Date: May 26, 2017